Common Stock, Treasury Stock and Additional Paid-In Capital - Treasury stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			5 Months Ended	6 Months Ended		9 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 21, 2010	Dec. 31, 2011	Jul. 20, 2011	Oct. 16, 2014	May 17, 2010
Aggregate repurchase price	$ 0	$ 0	$ 19
Treasury Stock
Approved number of shares for repurchase						2,000,000		1,000,000
Number of shares repurchased			4,000		967,639		0
Aggregate repurchase price			19	24,680	4,628
Approved amount of shares for repurchase							$ 20,000
Repurchase program duration						12 months	2 years